Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	33 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000232954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.45%	8.58%	0.25%
C000232953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(4.93%)	2.52%	(1.93%)
C000232953 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	0.34%	8.20%	(0.01%)
C000232952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.45%	8.48%	0.28%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	9.67%	31.76%	7.23%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.71%	5.46%	3.79%